Subsequent Event (Details) $ in Thousands, £ in Millions	Mar. 11, 2026 USD ($)	Mar. 11, 2026 GBP (£)	Mar. 11, 2026 GBP (£)	Jan. 31, 2026 USD ($)	Jan. 31, 2025 USD ($)
Acquisition
Contingent consideration				$ 10,761	$ 8,674
Subsequent Event | OrderMine
Acquisition
Acquisition purchase price, net of cash acquired	$ 2,300	£ 1.8
Contingent consideration	$ 1,000		£ 0.8